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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623

                          Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2005 through May 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     EQUITY
                                   OPPORTUNITY
                                      FUND

                                   Semiannual
                                     Report

                                     5/31/06

                           [Pioneer Investments Logo]

Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              8
Prices and Distributions                                                       9
Performance Update                                                            10
Comparing Ongoing Fund Expenses                                               13
Schedule of Investments                                                       15
Financial Statements                                                          22
Notes to Financial Statements                                                 29
Trustees, Officers and Service Providers                                      35

                                                                     President's

Dear Shareowners,
--------------------------------------------------------------------------------

We believe a desirable, moderate slowing of U.S. economic growth appears likely, with beneficial impacts on inflation and interest rates, while global growth prospects remain strong. We base this on the events of the six and 12 month periods ending May 31, 2006 that have been characterized by strong global growth, rising commodity and stock prices, and rising interest rates. While markets reversed in May (U.S. Treasury bond yields, stock markets, and commodity prices all turned down), we believe the basic fundamental pattern of steady global economic growth remains intact.

According to the International Monetary Fund, global economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. This growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, rising corporate profits, and rising interest rates. These basic ingredients are fueling the equity bull market and the relatively weak bond market over the six months ending May 31, 2006.

The bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase since we are close to full employment. An environment of strong economic growth, rising commodity prices and labor demands may lead to inflation and higher interest rates; therefore a slower growing economy would be welcomed by the markets.

While first quarter economic growth was strong, it looks as if the slowdown in the U.S. economy for the second half of the year may be starting to unfold. The positive unemployment figures, which reached a five-year low of 4.6 percent in April, may have peaked as the number of new jobs fell in this period, the smallest increase since the Katrina-distorted result of October 2005. The cooling of housing market sales so far this year is another indicator of a slowing economy.

The U.S. Federal Reserve has continued its measured short-term interest rate increases. With global commodity prices continuing to rise, the Fed warned in May that it remains vigilant in wanting to keep inflation low. This determination puts short-term pressure on markets, but such action has a positive effect for consumers over the intermediate-to--

Letter


longer term. By restraining inflation, the Fed may also limit upward pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable. However, there are no guarantees in investing. We know from a long view of history that sudden shifts in investor sentiment can occur with little warning. This unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/06
--------------------------------------------------------------------------------

Pioneer Equity Opportunity Fund's focus on key sectors led to positive returns over the past six months. In the following discussion, portfolio manager Margie Patel details the market background and discusses some of the strategies she employed.

Q:  How did the Fund perform over this period?

A: For the six months ended May 31, 2006, the Fund's Class A shares returned 5.39% at net asset value. This result trailed the Fund's benchmark, the Russell 2500 Index, which returned 6.51%, and was slightly ahead of the 5.21% return of the Lipper Mid-Cap Core Funds category for the period. A smaller representation in the strong-performing energy sector compared to the index accounts for the bulk of the Fund's underperformance.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Please describe the investment background and the areas you have been emphasizing.

A: Equity markets began moving higher in October and rose through much of the period. Investors seemed eager to add to stock portfolios despite record prices for energy, rising interest rates and some hints that the economy's rate of expansion might decelerate. Stocks turned lower in May, however, especially for companies whose fortunes are linked to volatile commodity prices. Also contributing to the decline was uncertainty over how fast and how aggressively the Federal Reserve Board, under its new chairman, might hike interest rates as it sought to restrain inflationary forces.

    While the economy continues tracking close to its long-term growth rate, our industry analysis has led us to sectors that we believe are capable of outperforming the economy as a whole. In particular, we have been finding attractive investment candidates in the industrial, basic materials, financial services and health-care sectors. Within those sectors, we then sought individual issues whose current valuations appeared to understate the long-term potential we see in them.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    We think industrial firms should benefit from continued global growth. In addition, the current stretch of better business conditions has bolstered optimism among corporate managers; that increased confidence could translate into greater capital expenditures, benefiting a range of industrial suppliers.

    We believe that expanding demand for metals and other basic materials should absorb or exceed the new capacity that is coming on-line. Resulting higher operating rates could then lead to improved cash flows.

    Within the financials sector, we are emphasizing real estate investment trusts (REITs) whose holdings are diversified by geography and type; office buildings, shopping centers, and industrial facilities. The current relationship between supply and demand points to stronger rental markets, reversing the trend of recent years, when expired leases were often replaced by leases at lower rents. Further, we believe that increased economic activity should improve income, and some REITs are working to bolster their cash flow through new property development.

Q:  Which holdings had a beneficial impact on performance during this period?

A: Our disciplined, value-centered approach seeks companies whose growth prospects exceed stock valuations at the time of purchase. Other investors also saw strong potential in some of our selections. As a result, four Fund holdings - paper and building materials maker Georgia-Pacific; gold miner Placer Dome; Fisher Scientific, which provides products for scientific research; and hotel operator MeriStar - were targets of buyout offers. In addition, Kinder Morgan, an energy distribution company, has received a management offer to take it private. All of these transactions brought profits to the Fund.

    In materials, both Arch Chemicals and FMC rose as firmer prices for chemicals led to stronger earnings. Shares of metals producer Inco moved sharply higher thanks in part to an unsolicited takeover offer and strong demand for nickel.

    Forest City Enterprises, a major owner and developer of commercial and residential properties, also contributed to results, reflecting its positive rental outlook and slate of development projects.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/06                              (continued)
--------------------------------------------------------------------------------

Q:  Which of your decisions hurt overall performance?

A: We felt valuations among energy companies were too high, a decision that undercut comparative results as the sector moved higher. Shares of Getty Images, which provides visual content to filmmakers, broadcasters and others, slumped as growth prospects for the media image business appeared to stall. The possibility that energy prices had peaked drove down the stock of Edison International. Results were disappointing at NOVA Chemicals, a producer of commodity chemicals. At issue were operating difficulties at some of NOVA's facilities and concerns that excess supply might weaken prices for some core products.

    PDL BioPharma, a volatile biotechnology stock, fell. Earnings expectations were undercut by unexpectedly high research and development costs tied to clinical trials.

Q:  What is your outlook, and how does the portfolio reflect that outlook?

A: We believe that global and U.S. economies will continue to grow over the longer term. We also think that the impact of higher interest rates will not be so great as to stifle expansion. While volatile commodity prices have caused sharp price swings in some areas of emphasis, we anticipate continued growth in demand. Most importantly, we have selected the companies in the portfolio based on our assessment of their potential to increase in value by expanding their earnings over the longer term. Historically, short-term profit swings have carried little weight in our stock selection process.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high yield or lower-rated securities are subject to greater-than-average risk.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED DOCUMENT.]

U.S. Common Stocks                                                         90.4%
Temporary Cash Investment                                                   8.2%
Depositary Receipts for International Stocks                                1.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED DOCUMENT.]

Financials                                                                 24.7%
Industrials                                                                19.5%
Materials                                                                  17.8%
Utilities                                                                  14.2%
Health Care                                                                 9.2%
Energy                                                                      7.7%
Information Technology                                                      4.0%
Consumer Discretionary                                                      1.9%
Consumer Staples                                                            1.0

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.      Equity Office Properties Trust                                     4.26%
 2.      Tesoro Petroleum Corp.                                             3.23
 3.      The Scotts Miracle-Gro Co.                                         3.08
 4.      Kinder Morgan, Inc.                                                2.99
 5.      Wesco International, Inc                                           2.93
 6.      National Fuel Gas Co.                                              2.79
 7.      Roper Industries, Inc.                                             2.77
 8.      General Growth Pro TLB SC                                          2.69
 9.      Thermo Electron Corp.                                              2.46
10.      Bio-Rad Laboratories, Inc.                                         2.45

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class              5/31/06              11/30/05
 -----              -------              --------
   A                 $11.47                $10.95
   B                 $11.41                $10.88
   C                 $11.41                $10.87

Distributions Per Share
--------------------------------------------------------------------------------

                                       12/1/05 - 5/31/06
                                       -----------------
                        Net
                    Investment            Short-Term               Long-Term
 Class                Income             Capital Gains           Capital Gains
 -----              ----------           -------------           -------------
   A                 $0.0672              $   -                    $   -
   B                                      $   -                    $   -
   C                                      $   -                    $   -

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, at public offering price, compared to that of the Russell 2500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2006)

                                       Net Asset                Public Offering
Period                                Value (NAV)                 Price (POP)
Life-of-Class
(12/1/04)                               10.05%                      5.78%
1 Year                                  14.15                       7.56
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]


Value of $10,000 Investment

                    Pioneer Equity Opportunity Fund          Russell 2500 Index
12/04                           9,425                              10,000
5/05                            9,292                               9,810
5/06                           10,607                              11,488

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV returns represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2006)
Period                                If Held                   If Redeemed
Life-of-Class
(12/1/04)                              9.22%                       6.64%
1 Year                                13.19                        9.19
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]


Value of $10,000 Investment

                    Pioneer Equity Opportunity Fund          Russell 2500 Index
12/04                          10,000                              10,000
5/05                            9,834                               9,810
5/06                           10,732                              11,488

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" results reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2006)
Period                                If Held                   If Redeemed
Life-of-Class
(12/1/04)                              9.22%                     9.22%
1 Year                                13.31                     13.31
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]


Value of $10,000 Investment

                    Pioneer Equity Opportunity Fund          Russell 2500 Index
12/04                          10,000                              10,000
5/05                            9,824                               9,810
5/06                           11,132                              11,488

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity
Opportunity Fund

Based on actual returns from December 1, 2005 through May 31, 2006

Share Class                              A                B                C
--------------------------------------------------------------------------------
Beginning Account Value              $1,000.00        $1,000.00        $1,000.00
On 12/1/05

Ending Account Value                 $1,053.90        $1,048.70        $1,049.70
(after expenses)
On 5/31/06

Expenses Paid During Period*         $    6.40        $   10.42        $   10.27

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.04%, and 2.01% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity
Opportunity Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from December 1, 2005 through May 31, 2006

Share Class                              A                B                C
--------------------------------------------------------------------------------
Beginning Account Value              $1,000.00        $1,000.00        $1,000.00
On 12/01/05

Ending Account Value                 $1,018.70        $1,014.76        $1,014.91
(after expenses)
On 5/31/06

Expenses Paid During Period*         $    6.29        $   10.25        $   10.10

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.04% and 2.01% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                                  Value
              COMMON STOCKS - 102.8%
              Energy - 7.9%
              Coal & Consumable Fuels - 0.6%
    3,200     Alpha Natural Resources, Inc.*                         $    68,992
    4,400     Foundation Coal Holdings, Inc.*                            199,452
                                                                     -----------
                                                                     $   268,444
                                                                     -----------
              Integrated Oil & Gas - 0.3%
    1,793     USX-Marathon Group, Inc.                               $   134,565
                                                                     -----------
              Oil & Gas Exploration & Production - 0.6%
    6,730     Pogo Producing Co.*                                    $   303,254
                                                                     -----------
              Oil & Gas Refining & Marketing - 3.3%
   22,200     Tesoro Petroleum Corp.                                 $ 1,512,042
                                                                     -----------
              Oil & Gas Storage & Transporation - 3.1%
   13,900     Kinder Morgan, Inc.                                    $ 1,396,672
                                                                     -----------
              Total Energy                                           $ 3,614,977
                                                                     -----------
              Materials - 18.3%
              Aluminum - 0.5%
    6,700     Alcoa, Inc.                                            $   212,524
                                                                     -----------
              Commodity Chemicals - 0.8%
   11,100     Georgia Gulf Corp.*                                    $   357,753
                                                                     -----------
              Construction Materials - 0.7%
    6,753     Texas Industries, Inc.                                 $   330,694
                                                                     -----------
              Diversified Chemical - 2.2%
    7,100     FMC Corp.*                                             $   458,447
   30,975     Olin Corp.                                                 548,567
                                                                     -----------
                                                                     $ 1,007,014
                                                                     -----------
              Diversified Metals & Mining - 0.2%
    1,500     Inco, Ltd.*                                            $    98,910
                                                                     -----------
              Fertilizers & Agricultural Chemicals - 3.2%
   33,000     The Scotts Miracle-Gro Co.                             $ 1,440,780
                                                                     -----------
              Forest Products - 0.7%
   12,247     Louisiana-Pacific Corp.                                $   297,112
                                                                     -----------
              Gold - 1.6%
   23,400     Barrick Gold Corp.*(b)                                 $   716,274
                                                                     -----------


  The accompanying notes are an integral part of these financial statements.  15

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited)                         (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
             Industrial Gases - 1.0%
  7,000      Air Products & Chemicals, Inc.                          $   453,950
                                                                     -----------
             Metal & Glass Containers - 1.3%
 12,000      Crown Cork & Seal Co., Inc.*                            $   193,560
 24,006      Owens-Illinois, Inc.*                                       408,102
                                                                     -----------
                                                                     $   601,662
                                                                     -----------
             Paper Packaging - 0.4%
 17,173      Smurfit-Stone Container Corp.*                          $   205,561
                                                                     -----------
             Paper Products - 1.6%
215,000      Abitibi-Consolidated, Inc.                              $   741,750
                                                                     -----------
             Specialty Chemicals - 4.1%
 16,200      Arch Chemicals, Inc.                                    $   562,950
 38,170      RPM, Inc.                                                   711,107
  8,500      Sigma-Aldrich Corp.                                         590,070
                                                                     -----------
                                                                     $ 1,864,127
                                                                     -----------
             Total Materials                                         $ 8,328,111
                                                                     -----------
             Capital Goods - 20.0%
             Aerospace & Defense - 1.5%
  2,400      Ducommun, Inc.*                                         $    46,608
 15,279      EDO Corp.*                                                  399,851
  5,439      Esterline Technologies Corp.*                               223,053
                                                                     -----------
                                                                     $   669,512
                                                                     -----------
             Building Products - 2.2%
 34,767      Lennox International, Inc.                              $   989,469
                                                                     -----------
             Construction & Farm Machinery & Heavy Trucks - 0.7%
 20,592      Wabash National Corp.                                   $   345,946
                                                                     -----------
             Electrical Component & Equipment - 5.3%
  4,850      AMETEK, Inc.                                            $   221,306
 19,700      General Cable Corp.*                                        635,522
  5,100      Franklin Electric Co., Inc.*                                266,781
 27,688      Roper Industries, Inc.*                                   1,296,906
                                                                     -----------
                                                                     $ 2,420,515
                                                                     -----------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
              Industrial Machinery - 7.3%
    2,800     Albany International Corp.                             $   111,888
   19,598     Donaldson Co., Inc.                                        650,850
    4,200     Gardner Denver, Inc.*                                      316,932
    5,200     Idex Corp.                                                 251,420
   15,000     ITT Industries, Inc.                                       782,250
   12,662     Kaydon Corp.                                               528,385
    3,800     Kennametal, Inc.                                           227,240
    2,877     Mueller Industries, Inc.                                    93,934
    4,550     Parker Hannifin Corp.                                      354,991
                                                                     -----------
                                                                     $ 3,317,890
                                                                     -----------
              Trading Companies & Distributors - 3.0%
   20,850     Wesco International, Inc*                              $ 1,370,679
                                                                     -----------
              Total Capital Goods                                    $ 9,114,011
                                                                     -----------
              Media - 2.0%
              Advertising - 1.6%
   74,885     The Interpublic Group of Companies, Inc.*(b)           $   713,654
                                                                     -----------
              Publishing - 0.4%
    2,700     Getty Images, Inc*                                     $   177,309
                                                                     -----------
              Total Media                                            $   890,963
                                                                     -----------
              Food, Beverage & Tobacco - 0.1%
              Packaged Foods & Meats - 0.1%
    1,100     McCormick & Co, Inc.                                   $    37,895
                                                                     -----------
              Total Food, Beverage & Tobacco                         $    37,895
                                                                     -----------
              Household & Personal Products - 1.0%
              Personal Products - 1.0%
    9,700     Alberto-Culver Co. (Class B)                           $   451,147
                                                                     -----------
              Total Household & Personal Products                    $   451,147
                                                                     -----------
              Health Care Equipment & Services - 5.6%
              Health Care Distributors - 1.1%
   15,900     Owens & Minor, Inc.                                    $   472,230
                                                                     -----------


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited)                         (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
              Health Care Equipment - 3.5%
    8,900     Beckman Coulter, Inc.*                                 $   492,170
   10,400     Mentor Corp.                                               420,056
   30,300     Steris Corp                                                689,325
                                                                     -----------
                                                                     $ 1,601,551
                                                                     -----------
              Health Care Supplies - 1.0%
    2,300     Haemonetics Corp.*                                     $   116,150
   12,000     Inverness Medical Innovations, Inc.*                       346,200
                                                                     -----------
                                                                     $   462,350
                                                                     -----------
              Total Health Care Equipment & Services                 $ 2,536,131
                                                                     -----------
              Pharmaceuticals & Biotechnology - 11.0%
              Biotechnology - 3.4%
   25,000     Human Genome Sciences, Inc.*                           $   274,000
   28,469     PDL BioPharma, Inc.*                                       576,497
   20,000     Vertex Pharmaceuticals, Inc.*                              690,000
                                                                     -----------
                                                                     $ 1,540,497
                                                                     -----------
              Life Sciences Tools & Services - 7.1%
   17,285     Bio-Rad Laboratories, Inc.*                            $ 1,148,070
   10,050     Fisher Scientific International, Inc.*                     746,213
    2,900     Invitrogen Corp.*                                          184,846
   31,330     Thermo Electron Corp.*(b)                                1,151,064
                                                                     -----------
                                                                     $ 3,230,193
                                                                     -----------
              Pharmaceuticals - 0.5%
    9,500     Bristol-Myers Squibb Co.                               $   233,225
                                                                     -----------
              Total Pharmaceuticals & Biotechnology                  $ 5,003,915
                                                                     -----------
              Banks - 1.9%
              Thrifts & Mortgage Finance - 1.9%
   39,200     Sovereign Bancorp, Inc.                                $   874,160
                                                                     -----------
              Total Banks                                            $   874,160
                                                                     -----------
              Insurance - 0.4%
              Insurance Brokers - 0.4%
    5,200     Aon Corp.*                                             $   185,380
                                                                     -----------
              Total Insurance                                        $   185,380
                                                                     -----------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
              Real Estate - 16.0%
              Diversified Real Estate Investment Trusts - 1.9%
   19,900     Liberty Property Trust                                 $   847,342
                                                                     -----------
              Office Real Estate Investment Trusts - 6.6%
   23,100     Mack-Cali Realty Corp.                                 $   990,528
   59,165     Equity Office Properties Trust                           1,990,902
                                                                     -----------
                                                                     $ 2,981,430
                                                                     -----------
              Real Estate Management & Development - 2.2%
   22,616     Forest City Enterprises, Inc.                          $ 1,015,458
                                                                     -----------
              Retail Real Estate Investment Trusts - 5.3%
   26,493     Saul Centers, Inc.                                     $   945,005
    3,300     Federal Realty Investment Trust                            225,654
   28,748     General Growth Pro TLB SC                                1,258,012
                                                                     -----------
                                                                     $ 2,428,671
                                                                     -----------
              Total Real Estate                                      $ 7,272,901
                                                                     -----------
              Software & Services - 0.0%
              Application Software - 0.0%
    1,400     Mentor Graphics Corp.*                                 $    17,598
                                                                     -----------
              Total Software & Services                              $    17,598
                                                                     -----------
              Technology Hardware & Equipment - 2.5%
              Electronic Equipment & Instruments - 1.7%
    8,600     Amphenol Corp.*                                        $   477,730
    4,900     Itron, Inc.*                                               293,020
                                                                     -----------
                                                                     $   770,750
                                                                     -----------
              Electronic Manufacturing Services - 0.8%
   11,200     Park Electrochemical Corp.                             $   355,824
                                                                     -----------
              Total Technology Hardware & Equipment                  $ 1,126,574
                                                                     -----------
              Semiconductors - 1.5%
              Semiconductor Equipment - 1.5%
   29,297     FEI Co.*(b)                                            $   685,550
                                                                     -----------
              Total Semiconductors                                   $   685,550
                                                                     -----------
              Utilities - 14.6%
              Electric Utilities - 0.2%
    1,900     Edison International                                   $    74,556
                                                                     -----------


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited)                         (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
               Gas Utilities - 10.7%
   36,885      Atmos Energy Corp. (b)                                $   989,993
   36,400      National Fuel Gas Co.                                   1,303,120
  130,300      SEMCO Energy, Inc.*                                       723,165
   12,400      Questar Corp.                                             913,756
   19,300      Southern Union Co.*                                       473,815
   15,700      Washington Gas Light Co.*                                 452,160
                                                                     -----------
                                                                     $ 4,856,009
                                                                     -----------
               Independent Power Producer & Energy Traders - 2.4%
   22,300      NRG Energy, Inc.*                                     $ 1,109,425
                                                                     -----------
               Multi-Utilities - 1.3%
   16,383      CMS Energy Corp*                                      $   210,358
   12,200      OGE Energy Corp.*                                         379,786
                                                                     -----------
                                                                     $   590,144
                                                                     -----------
               Total Utilities                                       $ 6,630,135
                                                                     -----------
               TOTAL COMMON STOCKS
               (Cost $42,335,393)                                    $46,769,448
                                                                     -----------
               TEMPORARY CASH INVESTMENT - 9.1%
               Security Lending Collateral - 9.1%
4,162,022      Securities Lending Investment Fund, 4.03%             $ 4,162,022
                                                                     -----------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $4,162,022)                                     $ 4,162,022
                                                                     -----------
               TOTAL INVESTMENTS IN SECURITIES - 111.9%
               (Cost $46,497,415) (a)                                $50,931,470
                                                                     -----------
               OTHER ASSETS AND LIABILITIES - (11.9)%                $(5,437,354)
                                                                     -----------
               TOTAL NET ASSETS - 100.0%                             $45,494,116
                                                                     ===========

*    Non-Income producing security.

(a) At May 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $46,506,515 was as follows:


         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                         $ 6,186,668

         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                          (1,761,713)
                                                                                  -----------
         Net unrealized gain                                                      $ 4,424,955
                                                                                  ===========


20   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(b)  At May 31, 2006, the following securities were out on loan:

         Shares        Security                                            Value
         33,516        Atmos Energy Corp.                             $  980,089
         22,898        Barrick Gold Corp.*                               700,908
         29,004        FEI Co.*                                          678,964
         74,136        The Interpublic Group of Companies, Inc.*         706,516
         27,354        Thermo Electron Corp*                           1,004,986
                                                                      ----------
                       Total                                          $4,071,463
                                                                      ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2006 aggregated $13,121,021 and $10,095,902, respectively.


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned
    of $4,071,463) (cost $46,497,415)                                $50,931,470
  Receivables -
    Fund shares sold                                                      54,022
    Dividends, interest and foreign taxes withheld                        51,498
    Due from affiliates                                                    3,232
  Other                                                                    3,933
                                                                     -----------
     Total assets                                                    $51,044,155
                                                                     -----------
LIABILITIES:
  Payables -
    Investment securities purchased                                  $   308,071
    Fund shares repurchased                                               80,566
    Upon return of securities loaned                                   4,162,022
  Due to bank                                                            894,356
  Accrued expenses                                                       105,024
                                                                     -----------
     Total liabilities                                               $ 5,550,039
                                                                     -----------
NET ASSETS:
  Paid-in capital                                                    $40,460,856
  Undistributed net investment income                                     48,960
  Accumulated net realized gain on investments                           550,245
  Net unrealized gain on investments                                   4,434,055
                                                                     -----------
     Total net assets                                                $45,494,116
                                                                     ===========
NET ASSET VALUE PER SHARE:
  (Unlimited number of shares authorized)
  Class A (based on $24,168,297/2,106,816 shares)                    $     11.47
                                                                     ===========
  Class B (based on $5,208,687/456,342 shares)                       $     11.41
                                                                     ===========
  Class C (based on $16,117,132/1,412,113 shares)                    $     11.41
                                                                     ===========
MAXIMUM OFFERING PRICE:
  Class A ($11.47 [divided by] 94.25%)                               $     12.17
                                                                     ===========


22  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,936)    $391,715
  Interest                                                 34,030
  Income from securities loaned, net                        1,667
                                                         --------
     Total investment income                                            $  427,412
                                                                        ----------
EXPENSES:
  Management fees                                        $168,828
  Transfer agent fees and expenses
    Class A                                                20,464
    Class B                                                 5,249
    Class C                                                13,900
  Distribution fees
    Class A                                                29,384
    Class B                                                25,144
    Class C                                                80,367
  Administrative reimbursements                             9,476
  Custodian fees                                            7,826
  Registration fees                                        44,000
  Professional fees                                        37,665
  Printing expense                                          4,550
  Fees and expenses of nonaffiliated trustees               9,464
  Miscellaneous                                               630
                                                         ========
     Total expenses                                                     $  456,947
     Less management fees waived by
       Pioneer Investment Management, Inc.                                 (94,205)
     Less fees paid indirectly                                                (422)
                                                                        ----------
     Net expenses                                                       $  362,320
                                                                        ----------
       Net investment income                                            $   65,092
                                                                        ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                      $  761,589
                                                                        ----------
  Change in net unrealized gain on investments                          $1,345,913
                                                                        ----------
  Net gain on investments                                               $2,107,502
                                                                        ----------
  Net increase in net assets resulting from operations                  $2,172,594
                                                                        ==========


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/06 and the year ended 11/30/05, respectively

                                                                   Six Months
                                                                     Ended           12/1/04
                                                                    5/31/06             to
                                                                  (unaudited)        11/30/05
FROM OPERATIONS:
Net investment income                                             $    65,092       $    92,615
Net realized gain (loss) on investments                               761,589          (211,846)
Change in net unrealized gain on investments                        1,345,913         3,088,142
                                                                  -----------       ------------
    Net increase in net assets resulting
     from operations                                              $ 2,172,594       $ 2,968,911
                                                                  -----------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.07 and $0.00 per share, respectively)             $  (135,221)      $         -
                                                                  -----------       ------------
     Total distributions to shareowners                           $  (135,221)      $         -
                                                                  -----------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  $ 9,071,462       $47,110,706
Reinvestment of distributions                                          94,599                 -
Cost of shares repurchased                                         (7,215,696)       (8,673,239)
                                                                  -----------       ------------
    Net increase in net assets resulting from Fund
     share transactions                                           $ 1,950,365       $38,437,467
                                                                  -----------       ------------
    Net increase in net assets                                    $ 3,987,738       $41,406,378
NET ASSETS:
Beginning of period (initial capitalization - 10,000 shares)       41,506,378           100,000
                                                                  -----------       ------------
End of period (including undistributed net investment
  income of $48,960 and $119,089 respectively)                    $45,494,116       $41,506,378
                                                                  ===========       ===========


24  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    '06 Shares       '06 Amount         '05 Shares         '05 Amounts
                                    (unaudited)      (unaudited)
CLASS A
Shares sold                           460,534         $ 5,270,340        2,377,145         $24,160,612
Reinvestment of distributions           8,679              94,599                -                   -
Less shares repurchased              (370,582)         (4,226,044)        (372,294)         (3,824,957)
                                     --------         -----------        ---------         ------------
    Net increase                       98,631         $ 1,138,895        2,004,851         $20,335,655
                                     ========         ===========        =========         ===========
CLASS B
Shares sold                           102,665         $ 1,174,489          531,807         $ 5,429,829
Less shares repurchased               (58,459)           (674,802)        (123,004)         (1,260,161)
                                     --------         -----------        ---------         ------------
    Net increase                       44,206         $   499,687          408,803         $ 4,169,668
                                     ========         ===========        =========         ===========
CLASS C
Shares sold                           233,240         $ 2,626,633        1,730,605         $17,520,265
Less shares repurchased              (203,023)         (2,314,850)        (352,042)         (3,588,121)
                                     --------         -----------        ---------         ------------
    Net increase                       30,217         $   311,783        1,378,563         $13,932,144
                                     ========         ===========        =========         ===========


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                            Ended        12/1/04 (a)
                                                           5/31/06            to
                                                         (unaudited)       11/30/05
CLASS A
Net asset value, beginning of period                      $ 10.95         $ 10.00
                                                          -------         -------
Net increase from investment operations:
  Net investment income                                   $  0.04         $  0.05
  Net realized and unrealized gain on investments            0.55            0.90
                                                          -------         -------
   Net increase from investment operations                $  0.59         $  0.95
Distribution to shareowners
  Net investment income                                     (0.07)              -
                                                          -------         -------
  Net increase in net asset value                         $  0.52         $  0.95
                                                          -------         -------
Net asset value, end of period                            $ 11.47         $ 10.95
                                                          =======         =======
Total return*                                                5.39%           9.50%
Ratio of net expenses to average net assets+                 1.25%**         1.25%**
Ratio of net investment income to average
  net assets+                                                0.65%**         0.65%**
Portfolio turnover rate                                        45%**            8%**
Net assets, end of period (in thousands)                  $24,168         $21,996
Ratios with no waiver of management fees by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                               1.67%**         1.78%**
  Net investment income                                      0.23%**         0.12%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                               1.25%**         1.25%**
  Net investment income                                      0.65%**         0.65%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.
(a)  Class A shares were first publicly offered on December 1, 2004.


26  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended           12/1/04 (a)
                                                             5/31/06              to
                                                           (unaudited)         11/30/05
CLASS B
Net asset value, beginning of period                         $10.88             $10.00
                                                             ------             ------
Net increase (decrease) from investment operations:
  Net investment loss                                        $(0.01)            $(0.01)
  Net realized and unrealized gain on investments              0.54               0.89
                                                             ------             ------
   Net increase from investment operations                   $ 0.53             $ 0.88
Net increase in net asset value                                0.53               0.88
                                                             ------             ------
Net asset value, end of period                               $11.41             $10.88
                                                             ======             ======
Total return*                                                  4.87%              8.80%
Ratio of net expenses to average net assets+                   2.04%**            2.04%**
Ratio of net investment loss to average net assets+           (0.14)%**          (0.12)%**
Portfolio turnover rate                                          45%**               8%**
Net assets, end of period (in thousands)                     $5,209             $4,483
Ratios with no waiver of management fees by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                                 2.46%**            2.53%**
  Net investment loss                                         (0.56)%**          (0.61)%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                 2.04%**            2.04%**
  Net investment loss                                         (0.14)%**          (0.12)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.
(a)  Class B shares were first publicly offered on December 1, 2004.


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended           12/1/04 (a)
                                                             5/31/06              to
                                                           (unaudited)         11/30/05
CLASS C
Net asset value, beginning of period                         $ 10.87            $ 10.00
                                                             -------            -------
Net increase (decrease) from investment operations:
  Net investment loss                                        $ (0.01)           $ (0.01)
  Net realized and unrealized gain on investments               0.55               0.88
                                                             -------            -------
   Net increase from investment operations                   $  0.54            $  0.87
Net increase in net asset value                                 0.54               0.87
                                                             -------            -------
Net asset value, end of period                               $ 11.41            $ 10.87
                                                             =======            =======
Total return*                                                   4.97%              8.70%
Ratio of net expenses to average net assets+                    2.01%**            2.01%**
Ratio of net investment loss to average net assets+            (0.11)%**          (0.11)%**
Portfolio turnover rate                                           45%**               8%**
Net assets, end of period (in thousands)                     $16,117            $15,027
Ratios with no waiver of management fees by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                                  2.43%**            2.53%**
  Net investment loss                                          (0.53)%**          (0.63)%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                  2.01%**            2.01%**
  Net investment loss                                          (0.11)%**          (0.11)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.
(a)  Class C shares were first publicly offered on December 1, 2004.


28  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Equity Opportunity Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. As a secondary objective, the Fund may seek income. The Fund was organized on August 3, 2004, and commenced operations on December 1, 2004. Prior to December 1, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). Pioneer Investment Management, Inc.
(PIM), a wholly owned indirect subsidiary of UniCredito Italiano, has paid all organizational costs of the Fund.

The Fund offers three classes of shares - Class A, Class B, and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited)                   (continued)
--------------------------------------------------------------------------------

    are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2006 there were no securities fair valued. Cash equivalent securities with a remaining maturity of 60 days or less are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis net of unrecoverable taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal investment risks is contained in the Fund's Prospectus(es). Please refer to these documents when considering the Fund's risks. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise. Investments in the Fund are subject to possible

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high yield or lower-rated securities are subject to greater-than-average risk.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. There were no distributions paid during the year ended November 30, 2005.

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2005.

--------------------------------------------------------------------------------
                                                                      2005
--------------------------------------------------------------------------------
  Undistributed ordinary income                                    $  119,094
  Capital loss carryforward                                           (55,357)
  Current Year Post October Loss Deferred                            (146,892)
  Unrealized appreciation                                           3,079,042
                                                                   ----------
    Total                                                          $2,995,887
                                                                   ==========
--------------------------------------------------------------------------------

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited)                   (continued)
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of REIT holdings.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $6,183 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2006.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

E.  Securities Lending

    The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Funds custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman, Co., the Fund's custodian.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A. The portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2006, $2,807 was payable to PIM related to management costs, administrative costs and certain other services and is included with due from affiliates.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited)                   (continued)
--------------------------------------------------------------------------------

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due from affiliates is $5,584 in transfer agent fees payable from PIMSS at May 31, 2006.

4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares and Class C shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Included in due from affiliates is $742 in distribution fees payable to PFD at May 31, 2006.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2006, CDSCs in the amount of $10,146 were paid to PFD.

5.  Expense Offsets Arrangements

The Fund has entered into another expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2006, the Fund's expenses were reduced by $422 under this arrangement.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                      Officers
John F. Cogan, Jr., Chairman                  John F. Cogan, Jr., President
David R. Bock                                 Osbert M. Hood, Executive
Mary K. Bush                                    Vice President
Margaret B.W. Graham                          Vincent Nave, Treasurer
Osbert M. Hood                                Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1





ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.



Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  July 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2006

* Print the name and title of each signing officer under his or her signature.